Statement of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Common Stock Payable	Unamortized Equity Compensation	Accumulated (Deficit)	Total
Beginning Balance, shares at Dec. 31, 2013	32,663,065
Beginning Balance, amount at Dec. 31, 2013	$ 32,663	$ 11,401,077	$ 662	$ (48,735)	$ (6,330,395)	$ 5,055,272
Shares issued for services, shares	1,798,458
Shares issued for services, value	$ 1,799	2,919,655	8			$ 2,921,471
Shares issued for cash, shares	3,790,000					3,790,000
Shares issued for cash, value	$ 3,790	1,941,110	100			$ 1,945,000
Shares issued for compensation, shares	513,000
Shares issued for compensation, value	$ 513	862,737				863,250
Shares issued for other events, shares	2,424,075
Shares issued for other events, value	$ 2,424	749,000	(1,424)			3,132,500
Shares issued for purchase of assets, shares	1,642,000
Shares issued for purchase of assets, value	$ 1,642	3,003,218				3,004,860
Shares previously authorized, shares	662,250
Shares previously authorized, value	$ 662		(662)
Stock option amortization		593,774		$ 48,735		642,509
Net loss for the period					(8,922,022)	(8,922,022)
Ending Balance, shares at Dec. 31, 2014	42,068,773
Ending Balance, amount at Dec. 31, 2014	$ 42,069	21,470,580	108		(15,252,417)	6,260,340
Shares issued for services, shares	14,206,080
Shares issued for services, value	$ 14,206	2,607,357	565			$ 2,622,128
Shares issued for cash, shares	350,000					350,000
Shares issued for cash, value	$ 350	174,650				$ 175,000
Shares issued for compensation, shares	371,666
Shares issued for compensation, value	$ 372	68,894	24			69,290
Shares issued for other events, shares	7,000,000
Shares issued for other events, value	$ 7,000	1,603,000				1,610,000
Shares issued for purchase of assets, shares	300,000
Shares issued for purchase of assets, value	$ 300	74,700				75,000
Stock option amortization		577,580				577,580
Net loss for the period					(3,859,698)	(3,859,698)
Ending Balance, shares at Dec. 31, 2015	64,296,519
Ending Balance, amount at Dec. 31, 2015	$ 64,297	$ 26,576,761	$ 697		$ (19,112,115)	$ 7,529,640